RELATED PARTY TRANSACTIONS (Details) (CAD)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related party transactions
Outstanding from related party	2,721,000,000		2,889,000,000	[1]
Outstanding to related party	1,439,000,000		1,904,000,000	[2]
Interest charges related to inter-corporate borrowing, included in interest expense	62,000,000		61,000,000		140,000,000
Interest income related to inter-corporate borrowing, included in interest expense	38,000,000		41,000,000		35,000,000
Various affiliates
Related party transactions
Interest receivable from related party which is included in accounts receivable	43,000,000
TransCanada Corporation
Related party transactions
Interest payable to related party which is included in accounts payable	1,000,000		2,000,000
Interest payments made to related party	62,000,000		62,000,000		144,000,000
TransCanada Corporation | Discount Notes
Related party transactions
Outstanding from related party	2,721,000,000	[3]	2,889,000,000	[1],[3]
Effective Interest Rate (as a percent)	1.30%	[3]	1.40%	[1],[3]
TransCanada Corporation | Revolving credit facility arrangement
Related party transactions
Outstanding to related party	574,000,000	[4]	1,240,000,000	[2],[4]
Effective Interest Rate (as a percent)	3.00%	[4]	3.00%	[2],[4]
Maximum borrowing capacity	2,000,000,000.0
TransCanada Corporation | Unsecured credit facility agreement
Related party transactions
Outstanding to related party	865,000,000	[5]	664,000,000	[2],[5]
Effective Interest Rate (as a percent)	3.80%	[5]	3.80%	[2],[5]
Maximum borrowing capacity	3,500,000,000.0
Variable rate basis	Reuters prime rate
Spread over variable rate basis (as a percent)	0.75%

[1]	Balances in 2012 were previously reported net with amounts Due to Affiliates on the Consolidated Balance Sheet. To conform with our current reporting, we have adjusted the presentation to show the amounts on a gross basis.
[2]	Balances in 2012 were previously reported net with amounts Due from Affiliates on the Consolidated Balance Sheet. To conform with our current reporting, we have adjusted the presentation to show the amounts on a gross basis.
[3]	Interest on the discount notes is equivalent to current commercial paper rates.
[4]	TCPL's demand revolving credit arrangement with TransCanada is $2.0 billion (or a U.S. dollar equivalent). This facility bears interest at the Royal Bank of Canada prime rate per annum, or the U.S base rate per annum. This facility may be terminated at any time at TransCanada's option.
[5]	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.